Income tax (credit)/expense - Taxation on the Group's loss before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of tax rates
Loss before income tax	¥ (1,347)	¥ (55,058)	¥ (94,173)
Calculated at a taxation rate of 25%	(336)	(13,765)	(23,543)
Expenses not tax deductible	4,686	4,121	7,223
Utilisation of previously unrecognised tax losses	(4,580)
Reversal of deferred income tax	30,085
Tax losses not recognized	(6,131)	1,124	5,531
Difference in overseas tax rates	2	(364)	(400)
Over-provision in respect of prior years		(6,252)	(6,878)
Income tax expense/(credit)	¥ 23,726	¥ (15,136)	¥ (18,067)
Applicable tax rate	25.00%	25.00%	25.00%